Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,440,259)	$ (1,202,916)	$ (1,080,016)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	139,470	189,251	261,865
Amortization	52,287	53,452	55,546
Noncash operating lease expense	528,779	907,264	817,410
Deferred tax benefits	1,395	5,991	(7,672)
Allowance for (Reversal of) expected credit loss	8,002	(40,051)	51,149
Loss on disposal of property, plant and equipment	5,719
Shares issued for services	6,737,500
Changes in assets and liabilities
Accounts receivable	(174,195)	550,235	(286,446)
Advance to suppliers	(7,155,917)	68,192	(313,942)
Prepaid expenses and other current assets	(67,731)	75,096	(8,883)
Lease liabilities	(588,878)	(967,963)	(842,929)
Other non-current assets	7,965	4,429	46,939
Other non-current liabilities	(9,286)	(9,736)	(29,195)
Accounts payable	(139,417)	(510,786)	639,149
Contract liabilities	125,657	(720,686)	(374,807)
Accrued expenses and other liabilities	293,169	23,533	(320,255)
Deferred subsidies		(47,353)	(104,460)
Net cash used in operating activities	(10,675,740)	(1,622,048)	(1,496,547)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(4,426)	(1,280)	(5,427)
Proceeds from disposals of equity investments	386		28,766
Lend to related parties		(415,834)
Repayment from related parties		415,834	11,925
Net cash (used in) / provided by investing activities	(4,040)	(1,280)	35,264
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	3,735,636	3,820,175	3,905,036
Repayment of bank loans	(3,825,735)	(3,692,836)	(2,689,486)
Proceeds from initial public offering	12,966,250
Offering cost paid	(2,669,374)
Borrowing from related parties	3,750,052	2,323,168	548,863
Repayment to related parties	(3,119,935)	(1,208,051)	(316,646)
Net cash provided by financing activities	10,836,894	1,242,456	1,447,767
Effect of exchange rate changes	4,408	1,249	(92,684)
Total cash flows	161,522	(379,623)	(106,200)
Cash at beginning of year	227,826	607,449	713,649
Cash at end of year	389,348	227,826	607,449
Net increase (decrease) in cash	161,522	(379,623)	(106,200)
Supplementary Cash Flows Information
Cash paid for interest	139,081	145,623	109,771
Cash paid for income taxes	9,620	13	2,723
Non-Cash investing and financing activities
Return of investment capital used to offset related party payable			28,766
Equipment obtained to settle accounts receivable	$ 3,765